Related Parties - Summary of Transactions with Equity-Accounted Investee (Details) - Savaari Car Rentals Private Limited [Member] $ in Thousands	12 Months Ended
Mar. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Other travel services - purchase for car bookings	$ 493 [1]
Commission received	$ 43

[1]	represents gross amount booked/charged for the car bookings